Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Millions	Total	Common shares	Common shares held in treasury, at cost	Additional paid-in capital	Accumulated other comprehensive income, net of tax	Retained earnings
Balance - beginning of period at Dec. 31, 2023		$ 1.2	$ 0.0	$ 2,039.0	$ (27.0)	$ 436.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common shares			(105.5)
Share compensation expense				6.8
Shares withheld for employee taxes on restricted share unit vesting				(2.2)
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	$ 83.1				83.1
Net income	235.5					235.5
Dividends on common shares						(35.2)
Balance - end of period at Sep. 30, 2024	2,632.3	1.2	(105.5)	2,043.6	56.1	636.9
Balance - beginning of period at Jun. 30, 2024		1.2	(38.7)	2,041.7	(22.3)	548.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common shares			(66.8)
Share compensation expense				1.9
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	78.4				78.4
Net income	100.6					100.6
Dividends on common shares						(11.7)
Balance - end of period at Sep. 30, 2024	2,632.3	1.2	(105.5)	2,043.6	56.1	636.9
Balance - beginning of period at Dec. 31, 2024	2,448.4	1.2	(105.5)	2,044.6	4.5	503.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares repurchased and retired		(0.2)		(248.0)
Repurchase of common shares			(22.1)
Retirement of treasury shares			127.6
Share compensation expense				5.3
Shares withheld for employee taxes on restricted share unit vesting				(0.2)
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	35.6				35.6
Net income	107.7					107.7
Dividends on common shares						(38.0)
Balance - end of period at Sep. 30, 2025	2,416.1	1.0	0.0	1,801.7	40.1	573.3
Balance - beginning of period at Jun. 30, 2025		1.0	0.0	1,831.2	32.7	458.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares repurchased and retired				(31.9)
Share compensation expense				2.4
Shares withheld for employee taxes on restricted share unit vesting				0.0
Unrealized gains/(losses) arising during the period, net of reclassification adjustment	7.4				7.4
Net income	130.5					130.5
Dividends on common shares						(15.7)
Balance - end of period at Sep. 30, 2025	$ 2,416.1	$ 1.0	$ 0.0	$ 1,801.7	$ 40.1	$ 573.3